SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (1,420)	$ 1,591
Other comprehensive loss before reclassifications	(3,146)	(3,996)
Amounts reclassified from accumulated other comprehensive loss	839	985
Net current-period other comprehensive loss	(2,307)	(3,011)
Ending balance	(3,727)	(1,420)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(614)	1,591
Other comprehensive loss before reclassifications	$ (3,022)	$ (2,205)
Amounts reclassified from accumulated other comprehensive loss
Net current-period other comprehensive loss	$ (3,022)	$ (2,205)
Ending balance	(3,636)	$ (614)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(806)
Other comprehensive loss before reclassifications	(124)	$ (1,791)
Amounts reclassified from accumulated other comprehensive loss	839	985
Net current-period other comprehensive loss	715	(806)
Ending balance	$ (91)	$ (806)